DEPOSITS (Schedule of Interest Expense by Deposit Category) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Deposits [Abstract]
Interest-earning checking	$ 4	$ 4	$ 4
Savings accounts	20	22	21
Money market accounts	21	22	22
Savings certificates	200	162	170
Total	$ 245	$ 210	$ 217